Segment Information (Geographical Revenues and Income before Income Taxes) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Segment Reporting Information [Line Items]
Total Revenues		¥ 2,292,708	¥ 2,280,329	¥ 2,434,864
Income before Income Taxes		287,561	412,561	395,730
Japan | Reportable Geographical Components
Segment Reporting Information [Line Items]
Total Revenues		1,817,124	1,792,790	1,948,868
Income before Income Taxes		173,258	258,385	272,726
The Americas | Reportable Geographical Components
Segment Reporting Information [Line Items]
Total Revenues	[1]	208,072	201,578	205,233
Income before Income Taxes	[1]	60,912	74,697	71,574
Other Countries | Reportable Geographical Components
Segment Reporting Information [Line Items]
Total Revenues	[2]	267,512	285,961	280,763
Income before Income Taxes	[2]	¥ 53,391	¥ 79,479	¥ 51,430

[1]	Mainly the United States
[2]	Mainly Asia, Europe, Australasia and Middle East